Loss per Share (Tables)	6 Months Ended
Jun. 30, 2019
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:
	June 30,
	2019	2018

Net loss	(15,543)	(12,309)

Weighted average common shares outstanding – basic	4,883,594	2,463,322
Net loss per common share – basic	$(3.18)	$(5.00)